LIQUIDITY AND MANAGEMENT PLAN	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Management Plan [Abstract]
MANAGEMENT PLAN

NOTE L—MANAGEMENT PLAN

In 2012, the Company’s management plan is to continue to improve operating margins and to continue its cost reduction efforts through operating efficiencies and strategic sourcing. The Company will continue to identify and act upon areas where revenues can be increased. The Company will continue to review its sales process, to further enhance and improve the sales process throughout the Company. This includes the implementation of a customer relations management system. Additionally, the Company completed the integration of HKEC into the same enterprise reporting package used by the remainder of the Company.

NOTE S—LIQUIDITY AND MANAGEMENT PLANS

During 2009, the Company incurred a net operating loss. In addition, during 2009, the Company was periodically not in compliance with financial and other covenants required under its existing senior debt agreement. Due to these factors, the Company’s board of directors approved a restructuring plan, which led to the public announcement on December 23, 2009, of the Company’s sale of its Montreal-based rail subsidiary and its intent to divest its remaining subsidiaries in the Rail Services and Construction and Engineering Services subsidiaries, to allow MISCOR to concentrate on industrial and utility services as the refocused vision for the Company. In February 2010, the Company announced the completion of the Construction Services divestiture and a plan to re-locate its corporate headquarters to Massillon, Ohio. The restructuring plan also included reductions in operating expenses through workforce downsizing and furloughs, short term idling of excess production capacity, suspension of pay increases and bonuses, and consolidations of certain operational and administrative functions, which have resulted in a significant reduction of the Company’s ongoing operating expenses. In December 2011, the Company decided against divesting the HKEC business. Due to the favorable results from the Company’s ongoing profit improvement plan and restructuring activities, the Company assessed the classification of HKEC and found it to be in the best interest to forgo selling HKEC at this time.

Through December 31, 2011, the Company has completed the divestiture of its CES businesses and two of the three operating units of its Rail Services business. As a result of these divestitures, the Company has experienced a reduction of the Company’s working capital requirements, and it has allowed management to focus on and devote appropriate resources to its Industrial Services businesses. The Company was able to meet the financial covenants required by the credit agreement for fiscal 2011. In November 2011, the Company successfully negotiated the Tenth Amendment to its credit agreement. As part of this agreement, certain bank covenants have been put into effect. In the event the Company is unable to attain the results expected based on the budget, the Company may have future debt covenant violations and the lender could claim a default and demand repayment. If the lender demands immediate repayment of the outstanding borrowings under the credit agreement, the Company does not currently have means to repay or refinance the amounts that would be due. If demanded, and if the Company were unable to repay or refinance the amounts due under the credit agreement, the lender could exercise its remedies there under, including foreclosing on substantially all of the Company’s assets, which the Company pledged as collateral to secure obligations under the credit agreement.

Continuing into 2011, the Company’s management plan was to continue cost cutting efforts, by improving gross margins via strategic sourcing and improved efficiencies. As a byproduct of the Company’s ability to generate positive operating cash flows during 2011, the Company has been able to repair damaged relationships with many vendors, who were adverse to providing credit terms or even selling to the Company. Additionally, during the year, the Company successfully negotiated the tenth amendment to its credit facility with Wells Fargo, which includes the addition of a $1,000 term loan. As a requirement of the tenth amendment of the Wells Fargo credit agreement, the Company was able to successfully renegotiate terms with our subordinated debt holders. During the last part of 2010 and in the middle of 2011, the Company added salesmen in key strategic areas in order to grow revenues. The Company anticipates benefiting from these additions and will consider adding additional salesmen if warranted.